Reversals (Impairments) of tangible and intangible assets and right-of-use assets - Linear cut of -10% of hydrocarbon prices for cash flow projections (Details) € in Billions	Dec. 31, 2022 EUR (€)
Eni's scenario | Exploration & Production assets
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Sensitivity	€ (0.7)